Contingently Redeemable Preferred Units (Details) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Balance beginning	$ 109,365,000	$ 105,548,000	$ 105,548,000	$ 74,776,000
Balance beginning, shares	80,707,000	68,716,000	68,716,000	50,970,000
Contributions				$ 24,854,000
Contributions, shares				14,367,000
Conversion of notes payable				$ 5,918,000
Conversion of notes payable, shares				3,379,000
Discount on convertible notes, beneficial conversion feature		$ 1,799,000	$ 1,786,000
Discount on convertible notes, beneficial conversion feature, shares
Contributions allocated to preferred units	$ 476,000	$ 139,000	$ 2,031,000
Contributions allocated to preferred units, shares	3,026,000	800,000	11,991,000
Balance ending	$ 109,841,000	$ 107,486,000	$ 109,365,000	$ 105,548,000
Balance ending, shares	83,732,000	69,516,000	80,707,000	68,716,000